Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Provision for income taxes
PRC	$ 103	$ 92	$ 347
Deferred tax	55	115	277
Effective tax	$ 158	$ 207	$ 624